Schedule of Amounts Recognized on Acquisition (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment In Subsidiaries
Cash and cash equivalents	₪ 1,560	₪ 5,210
Restricted cash	196	586
Trade and other receivables	1,936	20,452
Deferred tax assets		1,056
Inventory	2,631	22,788
Property, plant and equipment and right-of-use asset	1,934	6,267
Goodwill	150	329
Short term loans		(699)
Current maturities	(75)	(93)
Trade and other payable	(7,524)	(50,670)
Financial liabilities	(3,237)	(3,583)
Loan to non-controlling interest	2,598	5,119
Liabilities in respect of employee benefits	(383)	(383)
Lease liability		(2,650)
Total identifiable net assets	(1,337)	₪ (6,509)
Financial assets measured at fair value through profit or loss	47
Overdraft	₪ (1,170)